Other Non-Current Assets (Tables)	12 Months Ended
Jun. 30, 2023
Other Non-Current Assets [Abstract]
Schedule of Other Non-Current Assets
	As of June 30,
	2023	2022
Prepayment of developing a metaverse platform	-	4,597,232
Prepayment of developing non-fungible tokens (“NFTs”)	-	2,800,000
Prepayment of brand authorization	4,600,000	-
Prepaid consulting fees	462,967	925,933
Prepaid renovation expenses	-	886,367
Prepayment of copyright licenses	-	580,000
Prepaid royalties	-	95,798
Security deposit	16,260	55,425
Others	41,372	68,445
Total	$5,120,599	$10,009,200